Financial Liability (Details) - Schedule of Financial Liability	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Financial Liability [Line Items]
Warrants at fair value	$ 1,572,818	$ 1,075,808	$ 1,097,520